Note 23 - Income Taxes (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Net deferred tax assets	$ 51,141	$ 50,938
Entities that have had a loss for tax purposes in either 2016 or 2015, or both [member]
Statement Line Items [Line Items]
Net deferred tax assets	51,100	50,900
Deductible temporary differences for which no deferred tax asset is recognised	$ 379,300	$ 142,300